Interim condensed consolidated statement of cash flows - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows in operating activities:
Net profit for the period	$ 8,717,774	$ 14,471,587
Adjustments to reconcile net profit to net cash provided by operating activities:
Income taxes	6,914,028	6,763,926
Depreciation, depletion, and amortization	7,286,500	6,524,299
Foreign exchange gain	(45,267)	(547,244)
Finance cost of loans and borrowings	3,496,572	3,428,301
Finance cost of post-employment benefits and abandonment costs	1,264,839	1,226,402
Disposal of exploratory assets and dry wells	604,922	265,192
Loss on sale or disposal of non-current assets	15,516	21,915
Impairment of non-current assets	8,238	6,558
Impairment of current assets	40,507	53,051
Gain on fair value of financial assets	(47,186)	(115,362)
(Gain) loss on hedging transactions with derivatives	(758)	9
Share of profit of associates and joint ventures	(386,291)	(497,135)
Loss on disposal of assets held for sale	15,830	13,028
(Gain) loss on hedge ineffectiveness	(2,330)	4,748
Realized (gain) loss on foreign exchange cash flow hedges	(40,114)	656,746
Provision expenses	240,627	240,912
Net change in operational assets and liabilities:
Trade and other receivables	7,246,588	(15,873,508)
Inventories	(732,407)	1,089,937
Trade and other payables	(2,512,203)	(990,863)
Current tax assets and liabilities	(282,981)	(1,977,440)
Provisions for employee benefits	(489,536)	(479,989)
Provisions and contingencies	(387,013)	(722,128)
Other assets and liabilities	(652,230)	(1,705,128)
Cash flows from operations	30,273,625	11,857,814
Income tax paid	(7,189,820)	(6,648,898)
Net cash provided by operating activities	23,083,805	5,208,916
Cash flow in investing activities:
Investment in joint ventures	(11,601)	0
Investment in property, plant, and equipment	(3,739,461)	(3,550,126)
Investment in natural and environmental resources	(4,772,588)	(6,737,974)
Acquisitions of intangibles	(389,225)	(420,215)
Proceeds from the sale of other financial assets	(685,011)	1,236,650
Interests received	782,821	1,012,873
Dividends received	213,046	185,737
Proceeds from sales of non-current assets	67,756	30,708
Net cash used in investment activities	(8,534,263)	(8,242,347)
Cash flow in financing activities:
Proceeds obtained from loans and borrowings	10,425,923	15,654,833
Payments of loans and borrowings	(8,486,656)	(9,976,744)
Interest payments	(3,571,554)	(3,195,743)
Lease payments (principal and interests)	(282,015)	(261,388)
Capital restitution	(15,333)	(12,035)
Dividends paid	(12,192,292)	(2,560,568)
Net cash used in financing activities	(14,121,927)	(351,645)
Exchange difference in cash and cash equivalents	473,145	(691,147)
Net increase (decrease) in cash and cash equivalents	900,760	(4,076,223)
Cash and cash equivalent at the beginning of the period	12,336,115	15,401,058
Cash and cash equivalent at the end of the period	$ 13,236,875	$ 11,324,835